Note 7 - Exploration and Evaluation Assets - Schedule of Exploration and Evaluation Assets (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Opening balance	$ 9,159,952	$ 7,537,578
Additions	300,323	1,622,374
Closing balance	9,460,275	9,159,952
Opening balance	45,518,518	37,266,620
Drilling and related costs	9,948	993,311
Professional/technical fees	74,921	59,038
Claim maintenance/lease costs	165,420	145,524
Geochemical, metallurgy	150,881	742,157
Technical studies	807,270	4,510,034
Travel and accommodation	470,815	457,968
Geology, geophysics and exploration	233,067	568,476
Supplies and miscellaneous	112,492	168,725
Environmental and permit	262,538	161,671
Value-added tax (Note 4)	276,407	444,994
Refund - Value-added tax	(67,922)
Impairment of deferred exploration costs	(501,620)
Total deferred exploration costs during the year	1,994,217	8,251,898
Balance	47,512,735	45,518,518
Total exploration and evaluation assets	56,973,010	54,678,470
Tuligtic [Member]
Statement Line Items [Line Items]
Opening balance	9,159,951	7,537,577
Additions	300,323	1,622,374
Closing balance	9,460,274	9,159,951
Opening balance	45,518,518	37,266,620
Drilling and related costs	9,948	993,311
Professional/technical fees	74,921	59,038
Claim maintenance/lease costs	165,420	145,524
Geochemical, metallurgy	150,881	742,157
Technical studies	807,270	4,510,034
Travel and accommodation	470,815	457,968
Geology, geophysics and exploration	233,067	568,476
Supplies and miscellaneous	112,492	168,725
Environmental and permit	262,538	161,671
Value-added tax (Note 4)	276,407	444,994
Refund - Value-added tax	(67,922)
Impairment of deferred exploration costs	(501,620)
Total deferred exploration costs during the year	1,994,217	8,251,898
Balance	47,512,735	45,518,518
Total exploration and evaluation assets	56,973,009	54,678,469
Other property, plant and equipment [member]
Statement Line Items [Line Items]
Opening balance	1	1
Additions
Closing balance	1	1
Opening balance
Drilling and related costs
Professional/technical fees
Claim maintenance/lease costs
Geochemical, metallurgy
Technical studies
Travel and accommodation
Geology, geophysics and exploration
Supplies and miscellaneous
Environmental and permit
Value-added tax (Note 4)
Refund - Value-added tax
Impairment of deferred exploration costs
Total deferred exploration costs during the year
Balance
Total exploration and evaluation assets	$ 1	$ 1